Schedule of investments
Macquarie VIP Core Equity Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.42%♣
Communication Services — 11.21%
Alphabet Class A	127,130	$ 30,905,303
AT&T	535,019	15,108,937
Live Nation Entertainment †	36,440	5,954,296
Meta Platforms Class A	25,927	19,040,270
Netflix †	6,049	7,252,267
		78,261,073
Consumer Discretionary — 8.21%
Amazon.com †	113,838	24,995,410
AutoZone †	3,871	16,607,519
Booking Holdings	600	3,239,562
Home Depot	30,864	12,505,784
		57,348,275
Consumer Staples — 2.35%
Costco Wholesale	17,710	16,392,907
		16,392,907
Financials — 21.41%
Allstate	56,290	12,082,648
Ally Financial	245,539	9,625,129
American Express	38,584	12,816,061
Aon Class A	20,840	7,431,127
Blackstone	55,737	9,522,666
Capital One Financial	66,850	14,210,973
CME Group	56,263	15,201,700
Fiserv †	83,821	10,807,042
JPMorgan Chase & Co.	44,416	14,010,139
KKR & Co.	75,707	9,838,125
Mastercard Class A	20,875	11,873,909
Morgan Stanley	69,816	11,097,951
Progressive	44,343	10,950,504
		149,467,974
Healthcare — 5.96%
Abbott Laboratories	116,600	15,617,404
AbbVie	15,101	3,496,486
Danaher	39,670	7,864,974
HCA Healthcare	20,662	8,806,144
Vertex Pharmaceuticals †	14,794	5,793,922
		41,578,930
Industrials — 10.95%
Airbus ADR	256,758	14,948,451
BAE Systems ADR	113,569	12,687,928
Cummins	26,147	11,043,708
Eaton	35,287	13,206,160
Howmet Aerospace	125,195	24,567,015
		76,453,262
Information Technology — 34.63%
Advanced Micro Devices †	52,989	8,573,090
Apple	128,701	32,771,136
Applied Materials	55,779	11,420,192
Broadcom	53,305	17,585,853
Microsoft	102,675	53,180,516
NVIDIA	244,966	45,705,756
Salesforce	43,675	10,350,975
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
SAP ADR	33,546	$ 8,963,827
Seagate Technology Holdings	40,279	9,508,261
Taiwan Semiconductor Manufacturing ADR	99,534	27,798,851
TE Connectivity	27,282	5,989,217
Zebra Technologies Class A †	33,186	9,861,552
		241,709,226
Materials — 3.81%
Crown Holdings	80,138	7,740,530
Linde	17,089	8,117,275
Sherwin-Williams	15,535	5,379,149
Vulcan Materials	17,542	5,396,270
		26,633,224
Utilities — 0.89%
NextEra Energy	82,222	6,206,939
		6,206,939
Total Common Stocks (cost $474,458,247)		694,051,810

Short-Term Investments — 0.71%
Money Market Mutual Funds — 0.71%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,231,394	1,231,394
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,231,394	1,231,394
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,231,394	1,231,394
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,231,395	1,231,395
Total Short-Term Investments (cost $4,925,577)		4,925,577

Total Value of Securities—100.13% (cost $479,383,824)		698,977,387
Liabilities Net of Receivables and Other Assets—(0.13%)		(906,905)
Net Assets Applicable to 50,051,259 Shares Outstanding—100.00%		$698,070,482
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

NQ- VIP2 [0925] 1125 (4967888)    1

Schedule of investments
Macquarie VIP Core Equity Series
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ- VIP2 [0925] 1125 (4967888)